DESCRIPTION OF BUSINESS (Details) - Viventia Bio Inc. shares in Millions, $ in Millions	1 Months Ended
Sep. 30, 2016 USD ($) shares
Variable Interest Entity [Line Items]
Shares of common stock issued to the selling shareholders (in shares) | shares	4.0
Percentage of voting interests acquired	19.90%
Vicinium | Collaborative Arrangement, Revenue based on Specified Milestone
Variable Interest Entity [Line Items]
Percentage of net sales of quarterly earn-out payments during earn-out periods	2.00%
Vicinium | Collaborative Arrangement, Revenue based on Specified Milestone | United States
Variable Interest Entity [Line Items]
One-time milestone payment upon first sale of product	$ 12.5
Vicinium | Collaborative Arrangement, Revenue based on Specified Milestone | Europe
Variable Interest Entity [Line Items]
One-time milestone payment upon first sale of product	7.0
Vicinium | Collaborative Arrangement, Revenue based on Specified Milestone | Japan
Variable Interest Entity [Line Items]
One-time milestone payment upon first sale of product	$ 3.0